Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	10,002,018	4,602,780	1,550,094
Common stock, shares outstanding	10,002,018	4,602,780	1,550,094
Special Voting Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Preferred stock, liquidation preference, value (in Dollars per share)	$ 1	$ 1	$ 1
Exchangeable Shares
Preferred stock, par value (in Dollars per share)
Preferred stock, shares issued	249,504	285,672	309,286
Preferred stock, shares outstanding	249,504	285,672	309,286